Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	£ 1,455	£ 2,839
Other payables	0	12
Accruals	6,806	4,882
Total trade and other payables	£ 8,261	£ 7,733